Note 2 - Revenue Recognition - Segment Revenue Disaggregated by Product Category Groups (Details) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Net sales	[1]	$ 1,578,887	$ 1,458,603	$ 1,509,352
Canned Vegetables [Member]
Net sales		1,314,315	1,204,823	1,253,257
Frozen [Member]
Net sales		124,714	120,795	121,211
Fruit [Member]
Net sales		92,378	87,435	91,495
Snack [Member]
Net sales		14,995	13,400	12,661
Manufactured Product, Other [Member]
Net sales		$ 32,485	$ 32,150	$ 30,728

[1]	Information received by the CODM as part of net sales includes trade promotion costs representing amounts paid to retailers for shelf space, to obtain favorable display positions, and to offer temporary price reductions for the sale of the Company's products to consumers.